Federated Equity Funds

Federated Intercontinental Fund
Federated International Strategic Value Dividend Fund
 (formerly, Federated International Strategic Value Fund)

Federated Fixed Income Securities, Inc.

Federated Municipal Ultrashort Fund

Federated Income Securities Trust

Federated Muni and Stock Advantage Fund
Federated Prudent DollarBear Fund

Federated International Series, Inc.

Federated International Bond Fund

Federated Managed Pool Series

Federated International Bond Strategy Portfolio

Federated Short-Intermediate Duration Municipal Trust

Federated World Investment Series, Inc.

Federated International High Income Fund
 (Effective February 21, 2011, Federated Emerging Market Debt Fund)
Federated International Leaders Fund
Federated International Small-Mid Company Fund

for purposes of this supplement, all share classes of the above-named funds are INCLUDED

SUPPLEMENT TO STATEMENTS OF ADDITIONAL INFORMATION (SAIs)

1. In the SAIs of all the above Funds except for Federated Municipal Ultrashort Fund and Federated Short-Intermediate Duration Municipal Trust, under the heading entitled, “Who Manages and Provides Services to the Fund?” please delete the paragraph under the sub-section entitled “Custodian,” and replace it with the following:

“After the close of business on March 25, 2011, the custodian for the securities and cash of the Fund is The Bank of New York Mellon, New York, New York. Prior to that time, State Street Bank and Trust Company was the custodian. Foreign instruments purchased by the Fund are held by foreign banks participating in a network coordinated by The Bank of New York Mellon.”

2. In the SAIs of Federated Municipal Ultrashort Fund and Federated Short-Intermediate Duration Municipal Trust only, under the heading entitled, “Who Manages and Provides Services to the Fund?” please delete the paragraph under the sub-section entitled “Custodian,” and replace it with the following:

“After the close of business on March 25, 2011, the custodian for the securities and cash of the Fund is The Bank of New York Mellon, New York, New York. Prior to that time, State Street Bank and Trust Company was the custodian.”

3. Under the heading entitled, “Addresses,” please delete the sub-section entitled, “Custodian, Transfer Agent and Dividend Disbursing Agent,” in its entirety and replace it with the following:

“Custodian

The Bank of New York Mellon
One Wall Street
New York, NY 10286”

4. Under the heading entitled, “Addresses,” please add the following as a new sub-section:

“Transfer Agent and Dividend Disbursing Agent

State Street Bank and Trust Company
P.O. Box 8600
Boston, MA 02266-8600”

5. Under the heading entitled, “Appendix,” please delete the information under the “sub-section “Custodian(s),” and replace it with the following:

“The Bank of New York Mellon”

February 16, 2011

Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Q450817 (2/11)